UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07377
Morgan Stanley Capital Opportunities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: November 30, 2009
Date of reporting period: May 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Capital Opportunities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended May 31, 2009

Total Return for the 6 Months Ended May 31, 2009

				Russell	Lipper
				3000®	Multi-Cap
				Growth	Growth Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]
30.37%	29.82%	29.96%	30.49%	12.39%	17.78%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The U.S. stock market rallied in the six-month period ended May 31, 2009 as signals of a possible economic stabilization emerged. At year end 2008 and in early 2009, the market was still digesting the rapidly weakening economy, expanding financial crisis and policymakers’ ongoing search for a solution to contain both. Conditions remained volatile until March, when new recovery plans were announced by the Treasury and the Federal Reserve, two large banks reported profitability, and merger and acquisition announcements in the pharmaceuticals industry helped turn sentiment around. Furthermore, the rate of decline in gross domestic product growth slowed from the fourth quarter of last year to the first quarter of this year, and first quarter corporate earnings were generally better than expected. However, while economic news seemed to be getting “less bad,” a rebound in real demand has yet to materialize. With the government’s spending plan and rising oil prices, some observers were growing concerned that inflation could stifle consumer demand and hamper an economic recovery.

In 2009, Fund performance rebounded significantly from the second half of 2008, yet we have made few changes to the names held in the portfolio. Last year we felt that market volatility was far greater than fundamental business volatility. The market was fearful and rotational, and there was little differentiation on fundamentals and quality. Undoubtedly, the start of 2009 has been rocky. Yet, in our view, we are starting to see some focus on company fundamentals. While there has been little visibility in the short term, we have felt confident that our long-term perspective is likely to fare well over a three- to five-year horizon. Our investment team continues to focus on quality — the nature and sustainability of competitive advantage and balance sheet strength.

Performance Analysis

All share classes of Morgan Stanley Capital Opportunities Trust outperformed the Russell 3000® Growth Index (the “Index”) and the Lipper Multi-Cap Growth Funds Index for the six months ended May 31, 2009, assuming no deduction of applicable sales charges.

The largest positive contributor to relative performance came from the consumer discretionary sector, where both stock selection and an overweight allocation added value. Within the sector, holdings in consumer electronics and retail drove outperformance. Relative gains also resulted from stock selection and an overweight in financial services, due to the Fund’s exposure to the securities brokerage and services segment. In the health care sector, stock selection, particularly in electronic medical systems, and an underweight allocation further benefited relative performance.

Only two sectors detracted from relative performance during the period. Stock selection in the materials and processing sector had the largest negative impact on relative performance despite the positive influence of an overweight allocation. Within the sector, exposure to the cement industry was the sole detractor. Stock selection in the other energy sector (which includes natural gas and oil producers) was the other area of relative weakness. Although an overweight in the sector helped relative performance, it was more than offset by poor results from the Fund’s holdings in natural gas producers.

It is our goal to hold a portfolio of high-quality growth stocks we believe may perform well regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high-quality stream of cash flow and earnings growth and the ability to redeploy capital at a high rate of return.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 5/31/09
Google Inc. (Class A)	6.6%
Amazon.com, Inc.	6.3
Monsanto Co.	5.6
Apple Inc.	5.4
Southwestern Energy Co.	5.2
Tencent Holdings Ltd. (Cayman Islands)	4.8
Ultra Petroleum Corp. (Canada)	4.6
Greenhill & Co., Inc.	4.6
Mastercard Inc. Class A	4.2
Brookfield Asset Management Inc. (Class A) (Canada)	3.5

TOP FIVE INDUSTRIES as of 5/31/09
Internet Software/Services	14.5%
Oil & Gas Production	9.9
Investment Banks/Brokers	9.1
Internet Retail	9.1
Finance/Rental/Leasing	6.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Russell 3000® Growth Index, which as of December 31, 2008 was between $7.6 million and $397.2 billion. The Fund’s Investment Adviser, Morgan Stanley Investment Advisors Inc., seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended May 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 02/27/96)		(since 07/28/97)		(since 07/28/97)
Symbol	CPOAX		CPOBX		CPOCX		CPODX
1 Year	−34.23%[3]		−34.74%[3]		−34.70%[3]		−34.07%[3]
	−37.68	[4]	−38.00	[4]	−35.36	[4]	—

5 Years	3.53	[3]	2.75	[3]	2.77	[3]	3.79	[3]
	2.41	[4]	2.39	[4]	2.77	[4]	—

10 Years	−4.11	[3]	−4.68	[3]	−4.83	[3]	−3.91	[3]
	−4.63	[4]	−4.68	[4]	−4.83	[4]	—

Since Inception	3.52	[3]	3.36	[3]	2.76	[3]	3.75	[3]
	3.05	[4]	3.36	[4]	2.76	[4]	—
Gross Expense Ratio	1.32%		2.08%		2.07%		1.08%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expenses are as of the Fund’s fiscal year end.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/08 – 05/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period@
	Account Value	Account Value	12/01/08 –
	12/01/08	05/31/09	05/31/09
Class A
Actual (30.37% return)	$1,000.00	$1,303.70	$8.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.39
Class B
Actual (29.82% return)	$1,000.00	$1,298.20	$12.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.86	$11.15
Class C
Actual (29.96% return)	$1,000.00	$1,299.60	$12.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.91	$11.10
Class I
Actual (30.49% return)	$1,000.00	$1,304.90	$7.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.14

@	Expenses are equal to the Fund’s annualized expense ratios of 1.47%, 2.22%, 2.22% and 1.22% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Capital Opportunities Trust
Portfolio of Investment - May 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.1%)
	Air Freight/Couriers (2.7%)
222,124	Expeditors International of Washington, Inc.	$7,287,888

	Biotechnology (6.7%)
253,860	Illumina, Inc. (a)	9,319,200
139,344	Techne Corp. (a)	8,398,263

		17,717,463

	Casino/Gaming (2.0%)
145,632	Wynn Resorts, Ltd. (a)	5,397,122

	Chemicals: Agricultural (5.6%)
181,021	Monsanto Co.	14,870,875

	Computer Processing Hardware (5.4%)
104,688	Apple Inc. (a)	14,217,677

	Construction Materials (1.0%)
266,879	Cemex SAB de C.V. (ADR) (Mexico) (a)	2,604,735

	Electric Utilities (0.9%)
189,586	Brookfield Infrastructure LP	2,367,929

	Electronic Production Equipment (2.5%)
278,561	Tessera Technologies, Inc. (a)	6,554,540

	Finance/Rental/Leasing (6.7%)
63,872	Mastercard Inc. Class A (a)	11,262,550
458,316	Redecard SA (Brazil)	6,615,254

		17,877,804

	Financial Conglomerates (5.9%)
533,142	Brookfield Asset Management Inc. (Class A) (Canada)	9,377,968
306,118	Leucadia National Corp. (a)	6,391,744

		15,769,712

	Financial Publishing/Services (1.9%)
118,836	Morningstar, Inc. (a)	4,922,187

	Home Building (0.7%)
102,948	Gafisa S.A. (ADR) (Brazil)	1,864,388

	Internet Retail (9.1%)
215,150	Amazon.com, Inc. (a)	16,779,549
177,007	Ctrip.com International Ltd. (ADR) (Cayman Islands)	7,248,437

		24,027,986

	Internet Software/Services (14.5%)
30,929	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	8,163,710
41,770	Google Inc. (Class A) (a)	17,427,697
1,141,400	Tencent Holdings Ltd. (Cayman Islands) (c)	12,784,847

		38,376,254

	Investment Banks/Brokers (9.1%)
1,029,882	BM&F BOVESPA SA (Brazil)	5,904,184
18,848	CME Group Inc.	6,062,271
164,473	Greenhill & Co., Inc.	12,088,766

		24,055,221

	Miscellaneous Commercial Services (2.7%)
201,209	Costar Group, Inc. (a)	7,173,101

	Oil & Gas Production (9.9%)
317,185	Southwestern Energy Co. (a)	13,788,032
272,388	Ultra Petroleum Corp. (Canada) (a)	12,333,729

		26,121,761

	Packaged Software (2.3%)
164,092	Salesforce.com Inc. (a)	6,227,291

	Services to the Health Industry (2.8%)
243,273	Athenahealth, Inc.	7,341,979

	Telecommunication Equipment (2.9%)
96,074	Research In Motion Ltd. (Canada) (a)	7,555,259

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Portfolio of Investment - May 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Wholesale Distributors (2.8%)
2,786,465	Li & Fung Ltd. (Hong Kong)(c)	$7,497,425

	Total Common Stocks (Cost $272,927,874)	259,828,597

NUMBER OF
SHARES (000)

	Short-Term Investment (b) (3.2%)
	Investment Company
8,609	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $8,609,060)	8,609,060

Total Investments (Cost $281,536,934) (d)	101.3%	268,437,657
Liabilities in Excess of Other Assets	(0.0)	(3,367,321)

Net Assets	101.3%	$265,070,336

ADR	American Depositary Receipt.
(a)	Non-income producing securities.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio- Institutional Class.
(c)	Securities with total market value of $20,282,272 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book cost. The aggregate gross unrealized appreciation is $39,475,453 and the aggregate gross unrealized depreciation is $52,574,730, resulting in net unrealized depreciation of $13,099,277.

Forward Foreign Currency Contracts Open at May 31, 2009

CONTRACT TO	IN EXCHANGE	DELIVERY	UNREALIZED
DELIVER	FOR	DATE	DEPRECIATION
HKD	$52,653	6/01/2009	$(269)

Currency Abbreviations:

HKD	Hong Kong Dollar.

Summary of Investments

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Internet Software/Services	$38,376,254	14.3%
Oil & Gas Production	26,121,761	9.7
Internet Retail	24,027,986	9.0
Investment Banks/Brokers	24,055,221	9.0
Finance/Rental/Leasing	17,877,804	6.7
Biotechnology	17,717,463	6.6
Financial Conglomerates	15,769,712	5.9
Chemicals: Agricultural	14,870,875	5.5
Computer Processing Hardware	14,217,677	5.3
Miscellaneous	8,609,060	3.2
Telecommunication Equipment	7,555,259	2.8
Wholesale Distributors	7,497,425	2.8
Air Freight/Couriers	7,287,888	2.7
Miscellaneous Commercial Services	7,173,101	2.7
Services To The Health Industry	7,341,979	2.7
Electronic Production Equipment	6,554,540	2.4
Packaged Software	6,227,291	2.3
Casino/Gaming	5,397,122	2.0
Financial Publishing/Services	4,922,187	1.8
Construction Materials	2,604,735	1.0
Electric Utilities	2,367,929	0.9
Home Building	1,864,388	0.7

	$268,437,657	100.0%

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Statements

Statement of Assets and Liabilities
May 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $272,927,874)	$259,828,597
Investment in affiliate, at value (cost $8,609,060)	8,609,060
Cash (including $78,323 in foreign currency	84,692
Receivable for:
Investments sold	3,271,047
Dividends	269,059
Shares of beneficial interest sold	143,016
Dividends from affiliate	1,903
Prepaid expenses and other assets	83,985

Total Assets	272,291,359

Liabilities:
Unrealized depreciation on open forward foreign currency contracts	269
Payable for:
Investments purchased	6,456,902
Shares of beneficial interest redeemed	245,098
Investment advisory fee	146,159
Distribution fee	85,589
Transfer agent fee	73,270
Administration fee	17,656
Accrued expenses and other payables	196,080

Total Liabilities	7,221,023

Net Assets	$265,070,336

Composition of Net Assets:
Paid-in-capital	$1,008,079,276
Net unrealized depreciation	(13,099,537)
Accumulated net investment loss	(166,589)
Accumulated net realized loss	(729,742,814)

Net Assets	$265,070,336

Class A Shares:
Net Assets	$183,461,919
Shares Outstanding (unlimited authorized, $.01 par value)	11,487,686
Net Asset Value Per Share	$15.97

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.85

Class B Shares:
Net Assets	$35,339,539
Shares Outstanding (unlimited authorized, $.01 par value)	2,408,787
Net Asset Value Per Share	$14.67

Class C Shares:
Net Assets	$20,819,787
Shares Outstanding (unlimited authorized, $.01 par value)	1,424,548
Net Asset Value Per Share	$14.62

Class I Shares:
Net Assets	$25,449,091
Shares Outstanding (unlimited authorized, $.01 par value)	1,552,741
Net Asset Value Per Share	$16.39

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Statements continued

Statement of Operations
For the six months ended May 31, 2009 (unaudited)

Net Investment Loss:
Income
Dividends (net of $35,666 foreign withholding tax)	$1,347,091
Dividends from affiliate	17,602
Interest	247

Total Income	1,364,940

Expenses
Investment advisory fee	767,951
Transfer agent fees and expenses	389,847
Distribution fee (Class A shares)	191,359
Distribution fee (Class B shares)	174,279
Distribution fee (Class C shares)	88,973
Administration fee	91,696
Shareholder reports and notices	61,014
Professional fees	27,483
Registration fees	26,054
Custodian fees	14,296
Trustees’ fees and expenses	4,382
Other	10,148

Total Expenses	1,847,482
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,688)

Net Expenses	1,843,794

Net Investment Loss	(478,854)

Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	(8,028,634)
Foreign exchange transactions	(28,420)

Net Realized Loss	(8,057,054)

Change in Unrealized Appreciation/Depreciation on:
Investments	71,034,258
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(260)

Net Change in Unrealized Appreciation/Depreciation	71,033,998

Net Gain	62,976,944

Net Increase	$62,498,090

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MAY 31, 2009	NOVEMBER 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(478,854)	$(3,934,654)
Net realized loss	(8,057,054)	(23,021,292)
Net change in unrealized appreciation/depreciation	71,033,998	(215,158,335)

Net Increase (Decrease)	62,498,090	(242,114,281)

Net decrease from transactions in shares of beneficial interest	(27,457,986)	(72,964,720)

Net Increase (Decrease)	35,040,104	(315,079,001)
Net Assets:
Beginning of period	230,030,232	545,109,233

End of Period (Including an accumulated net investment loss of $166,589 and accumulated undistributed investment income of $312,265, respectively)	$265,070,336	$230,030,232

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements - May 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Capital Opportunities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period December 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements - May 31, 2009 (unaudited) continued

securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements - May 31, 2009 (unaudited) continued

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended November 30, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion, but not exceeding $3 billion; and 0.595% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements - May 31, 2009 (unaudited) continued

of Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $78,463,052 at May 31, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $786, $32,857 and $1,552, respectively and received $12,702 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended May 31, 2009, advisory fees paid were reduced by $3,688 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements - May 31, 2009 (unaudited) continued

Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $17,602 for the six months ended May 31, 2009. During the six months ended May 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $44,574,373 and $38,376,229, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2009 aggregated $22,408,440 and $42,459,425, respectively. Included in the aforementioned transactions are purchases and sales of $546,641 and $1,058,185, respectively, with other Morgan Stanley funds, including realized losses of $550, 949.

For the six months ended May 31, 2009, the Fund incurred brokerage commission of $11, 604 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements - May 31, 2009 (unaudited) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	MAY 31, 2009		NOVEMBER 30, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	744,409	$9,803,838	3,549,821	$74,332,085
Conversion from Class B	79,648	1,057,698	981,933	21,440,983
Redeemed	(1,454,430)	(18,508,064)	(4,028,512)	(74,012,251)

Net increase (decrease) – Class A	(630,373)	(7,646,528)	503,242	21,760,817

CLASS B SHARES
Sold	93,094	1,143,401	227,140	4,413,229
Conversion to Class A	(86,557)	(1,057,698)	(1,058,910)	(21,440,983)
Redeemed	(1,040,166)	(12,411,095)	(2,853,859)	(54,323,013)

Net decrease – Class B	(1,033,629)	(12,325,392)	(3,685,629)	(71,350,767)

CLASS C SHARES
Sold	55,649	685,029	126,657	2,463,487
Redeemed	(204,492)	(2,387,782)	(381,419)	(6,862,490)

Net decrease – Class C	(148,843)	(1,702,753)	(254,762)	(4,399,003)

CLASS I SHARES
Sold	73,345	936,502	267,784	5,805,554
Redeemed	(514,459)	(6,719,815)	(1,212,380)	(24,781,321)

Net decrease – Class D	(441,114)	(5,783,313)	(944,596)	(18,975,767)

Net decrease in Fund	(2,253,959)	$(27,457,986)	(4,381,745)	$(72,964,720)

7. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements - May 31, 2009 (unaudited) continued

purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT MAY 31, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Investments in Securities	$268,437,657	$248,155,385	$20,282,272	—

Liabilities:
Other Financial Instruments*	$(269)	—	$(269)	—

*	Other financial instruments include forward contracts
8. Accounting Pronouncements
On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements - May 31, 2009 (unaudited) continued

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165 (“SFAS 165”), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have, if any, on the Fund’s financial statement disclosures.

Morgan Stanley Capital Opportunities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED NOVEMBER 30,
	MAY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.25			$23.77		$20.27		$18.66	$14.76	$12.35

Income (loss) from investment operations:
Net investment loss(1)	(0.02)			(0.14)		(0.02)		(0.17)	(0.17)	(0.12)
Net realized and unrealized gain (loss)	3.74			(11.38)		3.52		1.78	4.07	2.53

Total income (loss) from investment operations	3.72			(11.52)		3.50		1.61	3.90	2.41

Net asset value, end of period	$15.97			$12.25		$23.77		$20.27	$18.66	$14.76

Total Return(2)	30.37%(6)			(48.46)%		17.27%		8.63%	26.42%	19.51%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.47%(4	)(7)		1.32%(4)		1.32%(4)		1.55%	1.48%	1.47%
Net investment loss	(0.28)		%(4)(7)	(0.68)	%(4)	(0.15)	%(4)	(0.88)%	(1.03)%	(0.93)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)		0.00%(5)		—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$183,462			$148,420		$276,064		$136,788	$121,998	$11,290
Portfolio turnover rate	10%(6)			32%		60%		57%	88%	120%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED NOVEMBER 30,
	MAY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.29			$22.08		$18.98		$17.57	$14.02	$11.83

Income (loss) from investment operations:
Net investment loss(1)	(0.06)			(0.28)		(0.20)		(0.29)	(0.26)	(0.21)
Net realized and unrealized gain (loss)	3.44			(10.51)		3.30		1.70	3.81	2.40

Total income (loss) from investment operations	3.38			(10.79)		3.10		1.41	3.55	2.19

Net asset value, end of period	$14.67			$11.29		$22.08		$18.98	$17.57	$14.02

Total Return(2)	29.82%(6)			(48.82)%		16.33%		7.84%	25.53%	18.51%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.22%(4	)(7)		2.08%(4)		2.08%(4)		2.30%	2.23%	2.24%
Net investment loss	(1.03)		%(4)(7)	(1.44)	%(4)	(0.91)	%(4)	(1.63)%	(1.78)%	(1.70)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)		0.00%(5)		—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$35,340			$38,878		$157,414		$96,737	$143,995	$270,955
Portfolio turnover rate	10%(6)			32%		60%		57%	88%	120%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED NOVEMBER 30,
	MAY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.25			$22.00		$18.90		$17.51	$13.96	$11.77

Income (loss) from investment operations:
Net investment loss(1)	(0.06)			(0.27)		(0.18)		(0.29)	(0.26)	(0.21)
Net realized and unrealized gain (loss)	3.43			(10.48)		3.28		1.68	3.81	2.40

Total income (loss) from investment operations	3.37			(10.75)		3.10		1.39	3.55	2.19

Net asset value, end of period	$14.62			$11.25		$22.00		$18.90	$17.51	$13.96

Total Return(2)	29.96%(6)			(48.86)%		16.40%		7.82%	25.57%	18.61%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.22%(4	)(7)		2.06%(4)		2.08%(4)		2.30%	2.19%	2.23%
Net investment loss	(1.03)		%(4)(7)	(1.42)	%(4)	(0.91)	%(4)	(1.63)%	(1.74)%	(1.69)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)		0.00%(5)		—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$20,819			$17,700		$40,213		$15,230	$14,909	$15,837
Portfolio turnover rate	10%(6)			32%		60%		57%	88%	120%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED NOVEMBER 30,
	MAY 31, 2009			2008		2007	2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.55			$24.30		$20.68	$18.97	$14.98	$12.51

Income (loss) from investment operations:
Net investment income (loss)(1)	0.00			(0.09)		0.02	(0.12)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	3.84			(11.66)		3.60	1.83	4.11	2.56

Total income (loss) from investment operations	3.84			(11.75)		3.62	1.71	3.99	2.47

Net asset value, end of period	$16.39			$12.55		$24.30	$20.68	$18.97	$14.98

Total Return(2)	30.49%(6)			(48.31)%		17.50%	8.96%	26.70%	19.74%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.22%(4	)(7)		1.08%(4)		1.08%(4)	1.30%	1.23%	1.24%
Net investment income (loss)	(0.03)		%(4)(7)	(0.44)	%(4)	0.09%(4)	(0.63)%	(0.78)%	(0.70)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)		0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$25,449			$25,032		$71,418	$74,084	$90,526	$90,844
Portfolio turnover rate	10%(6)			32%		60%	57%	88%	120%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Capital Opportunities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Capital Opportunities Trust

Semiannual
Report

May 31, 2009

CPOSAN
IU09-03132P-Y05/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Capital Opportunities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2009

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